UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.
Institutional Investment Manager Filing this Report:
					Name:	North Forty Management, LLC
					Address:2360 Carillon Point
						Kirkland, WA  98033
						13F File Number: 028-14543

The institutional investment manager filing this report and the person by whom it is signed hereby representthat the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Christine F. Riley
Title:				Chief Compliance Officer
Phone:				434-293-9700
Signature,			Place,			and Date of Signing:
Christine F. Riley		Charlottesville, VA	OCTOBER 26,2012
Report Type (Check only one.):
				[ ]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[X]	COMBINATION REPORT

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List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-10254		Shapiro Capital Management Co., Inc.
28-04632		Martingale Asset Management LP
28-12592		Bank of New York Mellon Corporation

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		7
Form 13F Information Table Value Total:		$122,748
List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE
                                                                                 INVSTMT DSCRETN
                                                         VALUE     SHARES/  SH/      SHARED  SHARED OTHER   VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS        CUSIP      (x$1000)  PRN AMT  PRN SOLE DEFINED OTHER  MANAGERS SOLE  SHARED  NONE
ISHARES TRUST          MSCI EAFE INDEX       464287465   87,594   1,652,710 SH   X                                        1,652,710
ISHARES TRUST          RUSSELL 1000 INDEX    464287622   1,224    15,400    SH   X                                        15,400
ISHARES TRUST          RUSSELL 3000 INDEX    464287689   2,448    28,849    SH   X                                        28,849
ISHARES TRUST	       S&P 500 INDEX         464287200   6,238    43,200    SH   X                                        43,200
VANGUARD INTERNATIONAL
  EQUITY INDEX FUNDS   MSCI EAFE ETF         921943858   4,866    148,000   SH   X                                       148,000
VANGUARD INTERNATIONAL
  EQUITY INDEX FUNDS   MSCI EUROPEAN ETF     922042874   12,683   280,235   SH   X                                        280,235
VANGUARD INTERNATIONAL
  EQUITY INDEX FUNDS   MSCI PACIFIC ETF      922042866   7,695    152,800   SH   X                                        152,800